Share Capital and Share Premium - Common Shares (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USD
As at December 31	$ 13
Issued during the year for share based compensation (note 13)	50	$ 30	$ 50
Issuance of common stock		27,282
Issuance of common stock due to exercise of warrants	600	2,371
As at December 31	$ 13	$ 13
Common Shares issued and fully paid
Number of shares
As at December 31	3,163,030	262,755	257,965
Issued during the year for share based compensation (note 13)	8,797	2,094	4,790
Issuance of common stock		2,750,000
Issuance of common stock due to exercise of warrants	37,500	148,181
As at December 31	3,209,327	3,163,030	262,755
USD
As at December 31	$ 13	$ 1	$ 1
Issued during the year for share based compensation (note 13)	0	0	0
Issuance of common stock		11
Issuance of common stock due to exercise of warrants	0	1
As at December 31	$ 13	$ 13	$ 1